Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of income tax expenses
	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Current income tax expense	5,459	5,285	19,469	2,822
Deferred income tax expense (benefit)	1,945	319	(1,402)	(203)
Income tax expenses	7,404	5,604	18,067	2,619

Schedule of reconciliation of differences between the statutory tax rate and the effective tax rate
	For the years ended December 31,
	2020	2021	2022
Income tax computed at PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax-preferential entities	(22.2)%	(23.2)%	(15.9)%
Non-deductible expenses	1.2%	1.2%	(0.6)%
Income tax expense	4.0%	3.2%	8.5%

Schedule of components of deferred taxes
	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	171	630	91
Net operating losses carried forward	4,181	3,707	538
	4,352	4,337	629

Schedule of components of deferred liabilities
	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Deferred tax liabilities
Intangible assets acquired through acquisition	58,746	61,236	8,878
	58,746	61,236	8,878